3. INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2012
Inventories Tables
Inventories
	September 30, 2012	December 31, 2011
Finished goods	$8,089	$9,429
Work in progress	4,164	4,284
Raw materials	1,273	1,334
Other	848	1,084
Total	$14,374	$16,131